CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock ITHAX ACQUISITION CORP.	Class B Common Stock Common Stock ITHAX ACQUISITION CORP.	Additional Paid-in Capital ITHAX ACQUISITION CORP.	Additional Paid-in Capital	Accumulated Deficit ITHAX ACQUISITION CORP.	Accumulated Deficit	ITHAX ACQUISITION CORP.	Total
Balance at the beginning at Dec. 31, 2019				$ 100,226,000		$ (109,378,000)		$ (9,115,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(41,734,000)		(41,734,000)
Balance at the end at Dec. 31, 2020		$ 6,038	$ 18,962	159,529,000	$ (4,891)	(151,112,000)	$ 20,109	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0	6,037,500
Balance at the beginning at Oct. 01, 2020	$ 0	$ 0	0		0		0
Balance at the beginning (in shares) at Oct. 01, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0		(4,891)		(4,891)
Balance at the end at Dec. 31, 2020		$ 6,038	18,962	159,529,000	(4,891)	(151,112,000)	20,109	8,455,000
Balance at the end (in shares) at Dec. 31, 2020	0	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ 675		6,435,891				6,436,566
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	675,000
Subsequent measurement of Class A ordinary shares to redemption amount			(6,454,853)		(18,700,607)		(25,155,460)
Net income					131,394		131,394
Balance at the end at Mar. 31, 2021	$ 675	$ 6,038		159,529,000	(18,574,104)	(163,463,000)	(18,567,391)	(3,957,000)
Balance at the end (in shares) at Mar. 31, 2021	675,000	6,037,500
Balance at the beginning at Dec. 31, 2020		$ 6,038	18,962	159,529,000	(4,891)	(151,112,000)	20,109	8,455,000
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(25,429,000)	2,096,751	(25,429,000)
Balance at the end at Jun. 30, 2021	$ 675	$ 6,038		163,300,000	(16,618,885)	(176,541,000)	(16,612,172)	(13,295,000)
Balance at the end (in shares) at Jun. 30, 2021	675,000	6,037,500
Balance at the beginning at Dec. 31, 2020		$ 6,038	18,962	159,529,000	(4,891)	(151,112,000)	20,109	8,455,000
Balance at the beginning (in shares) at Dec. 31, 2020	0	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs	$ (675)		(6,435,891)		0		(6,436,566)
Sale of 675,000 Private Placement Units, net of initial fair value of Private Placement Warrants and offering costs (in shares)	(675,000)
Subsequent measurement of Class A ordinary shares to redemption amount			(6,454,853)		(18,761,305)		(25,216,158)
Net income			0		3,311,639	(38,905,000)	3,311,639	(38,905,000)
Balance at the end at Dec. 31, 2021	$ 675	$ 6,038	0	163,465,000	(15,454,557)	(190,017,000)	(15,447,844)	(26,825,000)
Balance at the end (in shares) at Dec. 31, 2021	675,000	6,037,500
Balance at the beginning at Mar. 31, 2021	$ 675	$ 6,038		159,529,000	(18,574,104)	(163,463,000)	(18,567,391)	(3,957,000)
Balance at the beginning (in shares) at Mar. 31, 2021	675,000	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount					(10,138)		(10,138)
Net income					1,965,357	(13,078,000)	1,965,357	(13,078,000)
Balance at the end at Jun. 30, 2021	$ 675	$ 6,038		163,300,000	(16,618,885)	(176,541,000)	(16,612,172)	(13,295,000)
Balance at the end (in shares) at Jun. 30, 2021	675,000	6,037,500
Balance at the beginning at Dec. 31, 2021	$ 675	$ 6,038	0	163,465,000	(15,454,557)	(190,017,000)	(15,447,844)	(26,825,000)
Balance at the beginning (in shares) at Dec. 31, 2021	675,000	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount			0		(7,540)		(7,540)
Net income			0		432,866		432,866
Balance at the end at Mar. 31, 2022	$ 675	$ 6,038	0	163,545,000	(15,029,231)	(197,008,000)	(15,022,518)	(33,965,000)
Balance at the end (in shares) at Mar. 31, 2022	675,000	6,037,500
Balance at the beginning at Dec. 31, 2021	$ 675	$ 6,038	0	163,465,000	(15,454,557)	(190,017,000)	(15,447,844)	(26,825,000)
Balance at the beginning (in shares) at Dec. 31, 2021	675,000	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						(9,104,000)	(4,422,388)	(9,104,000)
Balance at the end at Jun. 30, 2022	$ 675	$ 6,038	0	163,626,000	(20,213,381)	(199,121,000)	(20,206,668)	(35,940,000)
Balance at the end (in shares) at Jun. 30, 2022	675,000	6,037,500
Balance at the beginning at Mar. 31, 2022	$ 675	$ 6,038	0	163,545,000	(15,029,231)	(197,008,000)	(15,022,518)	(33,965,000)
Balance at the beginning (in shares) at Mar. 31, 2022	675,000	6,037,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Subsequent measurement of Class A ordinary shares to redemption amount			0		(328,896)		(328,896)
Net income			0		(4,855,254)	(2,113,000)	(4,855,254)	(2,113,000)
Balance at the end at Jun. 30, 2022	$ 675	$ 6,038	$ 0	$ 163,626,000	$ (20,213,381)	$ (199,121,000)	$ (20,206,668)	$ (35,940,000)
Balance at the end (in shares) at Jun. 30, 2022	675,000	6,037,500